RELATED PARTY TRANSACTIONS - Other Income From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Other income from related parties	$ 1,891	$ 2,830	$ 2,741
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	669	133	2,281
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	1,170	2,443	460
Beijing Digital [Member]
Related Party Transaction [Line Items]
Other income from related parties	45	254	0
Others [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 7	$ 0	$ 0